Finance Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease Liabilities [Abstract]
Interest expense	$ 28,126	$ 51,070	$ 84,794